Provisions - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of other provisions [line items]
Expense of restructuring activities		¥ 62,783	¥ 123,584	¥ 73,835
Rebates payable		291,232	241,704
Forecast
Disclosure of other provisions [line items]
Expense of restructuring activities	¥ 170,000
Personnel costs
Disclosure of other provisions [line items]
Expense of restructuring activities		¥ 9,550	¥ 16,353	¥ 9,769